Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Gaut ($)	Compensation Actually Paid to Mr. Gaut ($)	Summary Compensation Table Total for Mr. Lux ($)	Compensation Actually Paid to Mr. Lux(1) ($)	Average Summary Compensation Table for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3) ($)	Net Income (Loss)(4) ($)
2024	―(5)	―(5)	5,049,661	2,787,056	2,176,741	1,147,665	96.51	(135,326,000)
2023	―(5)	―(5)	4,455,101	2,361,907	1,963,630	1,103,499	138.13	(18,876,000)
2022	7,165,066	9,301,332	―(5)	―(5)	2,361,808	3,415,694	183.80	3,712,000

Named Executive Officers, Footnote	Represents the amount of “compensation actually paid” to Mr. Lux and the average “compensation actually paid” to the NEOs as a group (as listed in footnote 2 below), as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Represents the average of the amounts reported for the NEOs as a group, excluding any NEO who served as Chief Executive Officer during any portion of the applicable year, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating these amounts are (i) for 2024, Mr. Williams and Mr. Ivascu, (ii) for 2023, Mr. Williams and Mr. Ivascu and (iii) for 2022, Mr. Lux and Mr. Williams.Mr. Gaut did not serve as a Chief Executive Officer during any portion of 2023 or 2024 and was not an NEO for such year. Mr. Lux did not serve as a Chief Executive Officer during any portion of 2022 but was an NEO for such year.
PEO Total Compensation Amount	$ 5,049,661
PEO Actually Paid Compensation Amount	$ 2,787,056
Adjustment To PEO Compensation, Footnote

	Mr. Lux ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	5,049,661	2,176,741
Less, value of Stock Awards reported in Summary Compensation Table	(3,334,693)	(1,242,270)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,317,158	864,829
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(955,004)	(396,766)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(113,083)	(107,383)
Less, prior year-end fair value of equity awards granted in prior years that failed to meet vesting conditions in the year	(176,983)	(147,486)
2024 Compensation Actually Paid	2,787,056	1,147,665

Non-PEO NEO Average Total Compensation Amount	$ 2,176,741	$ 1,963,630	$ 2,361,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,147,665	1,103,499	3,415,694
Adjustment to Non-PEO NEO Compensation Footnote

	Mr. Lux ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	5,049,661	2,176,741
Less, value of Stock Awards reported in Summary Compensation Table	(3,334,693)	(1,242,270)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,317,158	864,829
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(955,004)	(396,766)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(113,083)	(107,383)
Less, prior year-end fair value of equity awards granted in prior years that failed to meet vesting conditions in the year	(176,983)	(147,486)
2024 Compensation Actually Paid	2,787,056	1,147,665

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 96.51	138.13	183.80
Net Income (Loss)	$ (135,326,000)	(18,876,000)	3,712,000
PEO Name	Mr. Lux
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Mr. Lux [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,049,661	4,455,101
PEO Actually Paid Compensation Amount	2,787,056	$ 2,361,907
Mr. Gaut [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,165,066
PEO Actually Paid Compensation Amount			$ 9,301,332
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,334,693)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,317,158
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(955,004)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,083)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,983)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,242,270)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,829
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(396,766)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,383)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (147,486)